Dec. 31, 2017
Virtus DFA 2055 Target Date Retirement Income Fund
   Virtus DFA 2055 Target Date Retirement Income Fund

a series of Virtus Retirement Trust

Supplement dated September 25, 2018 to the

Summary Prospectus and Statutory Prospectus,

each dated April 30, 2018, as supplemented

Important Notice to Investors

At a meeting held on September 19, 2018, the Board of Trustees of Virtus Retirement Trust approved changes to the fund’s investment objective, name and principal investment strategies as described below. These changes will be effective on December 17, 2018.

Effective December 17, 2018, the fund’s investment objective will change to “providing long-term capital appreciation.” Also effective on December 17, 2018, the fund’s name will change to Virtus DFA Global Sustainability Fund . Effective December 17, 2018, all references in the fund’s summary and statutory prospectuses to the fund’s former name will be deemed changed to Virtus DFA Global Sustainability Fund.

Additionally, the following disclosure changes will be effective December 17, 2018.

   Principal Investment Strategies

Under “Principal Investment Strategies” in the fund’s summary prospectus and summary section of the statutory prospectus, the disclosure will be replaced with the following:

The fund allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors interested in companies that conduct their businesses in an environmentally responsible manner. This approach enables investors to pursue their environmental goals within a highly diversified and efficient investment strategy. Each of the Underlying Funds purchases a broad and diverse group of securities of U.S. and non-U.S. companies in developed and emerging markets with a greater emphasis on small capitalization, value, and high profitability companies as compared to their representation in the U.S., International and Emerging Markets Universe, while adjusting the composition of the fund based on sustainability impact considerations.

Individual fund weightings are determined on a market cap basis, using the MSCI ACWI Index. Allocations are rebalanced quarterly or at the next best assessment.

   Principal Risks

Under “Principal Risks,” in the section indicated as applying to the Underlying Funds, the disclosure for risks entitled “Call Risk,” “Credit Risk,” “Derivatives Risk,” “Foreign Government Debt Risk,” “Income Risk,” “Interest Rate Risk” and “Risks of Investing for Inflation Protection” will be removed as it will not be applicable to the new principal investment strategies of the fund. Additionally in this section, the following disclosure will be added:

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Sustainability Impact Consideration Investment Risk. The risk that sustainability impact considerations will limit the number of investment opportunities available to the Underlying Fund, resulting in the Underlying Fund underperforming funds that are not subject to such sustainability impact considerations.

   Performance Information

The first paragraph under “Performance Information” in the fund’s summary prospectus and summary section of the statutory prospectus will be amended by adding the following sentence: “Prior to December 17, 2018, the fund was managed as a target date fund; the performance below reflects the strategies used for the target date fund and are not necessarily reflective of performance if the fund had been managed as a global sustainability fund for the periods shown.”